FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2007

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name: Philip C. Timon

         Address:  1515 Market Street, Suite 2000, Philadelphia, PA 19102
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                         Form 13F File Number: 028-11895
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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
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Title:   Investment Manager
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Phone:   215-563-8600
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Signature, Place, and Date of Signing:

/s/ Philip C. Timon                   Philadelphia, PA            11/14/2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   15
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Form 13F Information Table Value Total:   $ 372,331 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                               September 30, 2007


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    Column 1                    Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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ACUSPHERE INC                      COM        00511R870      $  5,973   3,981,875  SH         SOLE                3,981,875
ALTERA CORP                        COM        021441100      $  5,057     210,000  SH         SOLE                  210,000
BUILD A BEAR WORKSHOP              COM        120076104      $ 36,158   2,035,900  SH         SOLE                2,035,900
C H ROBINSON WORLDWIDE INC         COM NEW    12541W209      $  2,883      53,100  SH         SOLE                   53,100
FORWARD AIR CORP                   COM        349853101      $ 43,038   1,445,193  SH         SOLE                1,445,193
GENTEX CORP                        COM        371901109      $ 33,491   1,562,065  SH         SOLE                1,562,065
HEARTLAND PMT SYS INC              COM        42235N108      $ 22,331     868,900  SH         SOLE                  868,900
HIBBETT SPORTS INC                 COM        428567101      $ 16,030     646,372  SH         SOLE                  646,372
INTERNATIONAL RECTIFIER CORP       COM        460254105      $ 64,198   1,945,977  SH         SOLE                1,945,977
KIRKLANDS INC                      COM        497498105      $  2,185   1,720,394  SH         SOLE                1,720,394
LIFE TIME FITNESS INC              COM        53217R207      $ 27,701     451,600  SH         SOLE                  451,600
MOODYS CORP                        COM        615369105      $ 24,162     479,400  SH         SOLE                  479,400
SANDERS MORRIS HARRIS GROUP        COM        80000Q104      $ 18,343   1,807,192  SH         SOLE                1,807,192
TNS INC                            COM        872960109      $ 56,526   3,519,650  SH         SOLE                3,519,650
VISTACARE INC                      CL A       92839Y109      $ 14,255   2,179,664  SH         SOLE                2,179,664